SHARE-BASED PAYMENTS (Details Narrative) (USD $)	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013	Feb. 29, 2012
Shares outstanding	14,052,978	17,373,932	20,153,219
Shares available for future grant	3,632,602
Intrinsic value of options exercised
Stock Options [Member]
Options exchanged	5,460,424
Replacement options issued	1,261,710
Option exercise price	$ 0.42
Options vested	846,516
Options non yet vested	415,194
Options issued covering shares of common stock	1,500,000
Aggregate intrinsic value of the exercisable options	22,390
Aggregate intrinsic value of the exercisable options, Per share	$ 0.35
Exercise prices of options outstanding, Lower limit	$ 0.25
Exercise prices of options outstanding, upper limit	$ 3.90
Weighted average expected life	2 years 8 months 20 days
Weighted average fair value of options granted	$ 0.16	$ 0.56
Intrinsic value of options exercised	0	800,000
Warrant [Member]
Shares outstanding	27,186,156	19,171,104	10,787,641
Unrecognized share-based payment expense	90,900
Exercise prices of options outstanding, Lower limit	$ 0.39
Exercise prices of options outstanding, upper limit	$ 4.00
Weighted average expected life	1 year 9 months 18 days
Weighted average fair value of options granted	$ 0.23	$ 0.49
Intrinsic value of options exercised	$ 0	$ 600,000
2014 Equity Plan [Member]
Authorized for issuance	12,000,000
2010 Incentive Plan [Member]
Reserved for issuance	15,000,000
Shares outstanding	10,100,000
Shares issued	1,100,000
Shares available for future grant	3,600,000
2004 Stock Plan [Member]
Reserved for issuance	2,000,000
Shares issued	1,800,000